Funded Status of Defined Benefit Pension Plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Change in plan assets:
Fair value of plan assets at end of year	¥ 115,864
Domestic Pension Plans Of Foreign Entity Defined Benefit
Change in benefit obligation:
Benefit obligation at beginning of year	82,859	¥ 64,112
Service cost	4,415	3,391	¥ 3,173
Interest cost	1,159	1,139	1,063
Actuarial loss (gain)	(169)	1,956
Foreign currency exchange rate change	0	0
Benefits paid	(2,573)	(2,492)
Plan participant's contributions	0	0
Business combinations	1,353	15,496
Divestitures	(251)	0
Plan amendments	0	(743)
Benefit obligation at end of year	86,793	82,859	64,112
Change in plan assets:
Fair value of plan assets at beginning of year	104,844	93,144
Actual return on plan assets	10,200	5,750
Employer contribution	3,040	2,717
Benefits paid	(2,136)	(2,324)
Plan participant's contributions	0	0
Business combinations	0	5,557
Divestitures	(84)	0
Foreign currency exchange rate change	0	0
Fair value of plan assets at end of year	115,864	104,844	93,144
The funded status of the plans	29,071	21,985
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	42,376	34,910
Accrued benefit liability included in other liabilities	(13,305)	(12,925)
Net amount recognized	29,071	21,985
Overseas Pension Plans Defined Benefit
Change in benefit obligation:
Benefit obligation at beginning of year	68,840	5,368
Service cost	2,460	1,654	41
Interest cost	2,251	1,684	189
Actuarial loss (gain)	46,110	(1,215)
Foreign currency exchange rate change	(6,947)	3,848
Benefits paid	(1,390)	(1,203)
Plan participant's contributions	80	0
Business combinations	0	59,048
Divestitures	0	0
Plan amendments	(883)	(344)
Benefit obligation at end of year	110,521	68,840	5,368
Change in plan assets:
Fair value of plan assets at beginning of year	62,042	3,825
Actual return on plan assets	21,074	3,783
Employer contribution	10,820	1,929
Benefits paid	(1,296)	(976)
Plan participant's contributions	80	0
Business combinations	0	50,001
Divestitures	0	0
Foreign currency exchange rate change	(5,711)	3,480
Fair value of plan assets at end of year	87,009	62,042	¥ 3,825
The funded status of the plans	(23,512)	(6,798)
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	8	9
Accrued benefit liability included in other liabilities	(23,520)	(6,807)
Net amount recognized	¥ (23,512)	¥ (6,798)